Leases	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Leases [Abstract]
Leases

Note 8 – Leases

The Company currently has one active lease, an office lease, under a non-cancellable operating lease with initial terms typically ranging from 1 to 3 years but previously extended the lease for an additional 5 years. At contract inception, the Company reviews the facts and circumstances of the arrangement to determine if the contract is or contains a lease. The Company follows the guidance in Topic 842 to evaluate whether the contract has an identified asset; if the Company has the right to obtain substantially all economic benefits from the asset; and if the Company has the right to direct use of the underlying asset. When determining if a contract has an identified asset, the Company considers both explicit and implicit assets, and whether the supplier has the right to substitute the asset. When determining if the Company has the right to direct the use of an underlying asset, the Company considers if they have the right to direct how and for what purpose the asset is used throughout the period of use and if they control the decision-making right over the asset.

The Company’s lease terms may include options to extend or terminate the lease. The Company exercises judgment to determine the term of those leases when extension or termination options are present and include such options in the calculation of the lease term when it is reasonably certain that it will exercise those options.

The Company has elected to include both lease and non-lease components in the determination of lease payments. Payments made to a lessor for items such as taxes, insurance, common area maintenance, or other costs commonly referred to as executory costs, are also included in lease payments if they are fixed. The fixed portion of these payments are included in the calculation of the lease liability, while any variable portion would be recognized as variable lease expenses, when incurred. Variable payments made to third parties for these, or similar costs, such as utilities, are not included in the calculation of lease payments.

At commencement, lease-related assets and liabilities are measured at the present value of future lease payments over the lease term. As most of the Company’s leases do not provide an implicit rate, the Company exercises judgment in determining the incremental borrowing rate based on the information available at when the lease commences to measure the present value of future payments.

Operating lease expense is recognized on a straight-line basis over the lease term. Finance lease cost includes amortization, which is recognized on a straight-line basis over the expected life of the leased asset, and interest expense, which is recognized following an effective interest rate method.

Operating leases are included in other assets, current operating lease obligations, and operating lease obligations (less current portion) on the Company’s balance sheet. Finance leases are included in financing lease, right-of-use assets and current and long-term portion of finance lease obligations on the Company’s balance sheet. Short-term leases with an initial term of 12 months or less are not presented on the balance sheet with expense recognized as incurred.

The following table presents lease assets and liabilities and their balance sheet classification:

Classification	December 31, 2025	June 30, 2025
Operating Leases:
Right-of-use Asset	$317,523	$362,968
Current portion of operating lease obligation	$100,159	$91,220
Operating lease obligation, less current portion	$236,717	$288,836

Finance Leases:
Right-of-use Asset	$-	$-
Current portion of financing lease obligation	$-	$-
Financing lease obligation, less current portion	$-	$-

The components of lease expense for the three months ended December 31, 2025, and 2024, are as follows:

	For the Three Months Ended December 31,
Classification	2025	2024
Operating lease cost	$33,280	$33,280
Finance Lease:
Amortization of lease assets	-	138
Interest on lease liabilities	-	(2)
Total finance lease cost	$-	$136

The components of lease expense for the six months ended December 31, 2025, and 2024, are as follows:

	For the Six Months Ended December 31,
Classification	2025	2024
Operating lease cost	$66,559	$66,539
Finance Lease:
Amortization of lease assets	-	546
Interest on lease liabilities	-	(14)
Total finance lease cost	$-	$532

Supplemental disclosures of cash flow information related to leases for the three months ended December 31, 2025, and 2024, were as follows:

	For the Three Months Ended December 31,
	2025	2024
Cash paid for operating lease liabilities	$32,674	$31,118

Supplemental disclosures of cash flow information related to leases for the six months ended December 31, 2025, and 2024, were as follows:

	For the Six Months Ended December 31,
	2025	2024
Cash paid for operating lease liabilities	$64,294	$61,232

The weighted average lease term and discount rates are as follows:

December 31, 2025
Operating Leases:
Weighted average remaining lease term (years)	2.84
Weighted average discount rate	12%

Future payments due under leases reconciled to lease liabilities as follows:

Operating
Lease
For the Six Months Ending December 31:
2025	-
2026	133,910
2027	140,602
2028	122,010
Total undiscounted lease payments	396,522
Present value discount, less interest	(59,646)
Lease Liabilities	$336,876

Note 9 – Leases

On August 20, 2019, the Company entered into a 63-month lease agreement for an office copier that is expected to mature on October 20, 2024.

The Company currently has two active leases, an office lease, as well as an office copier under non-cancellable operating leases with initial terms typically ranging from 1 to 3 years. At contract inception, the Company reviews the facts and circumstances of the arrangement to determine if the contract is or contains a lease. The Company follows the guidance in Topic 842 to evaluate whether the contract has an identified asset; if the Company has the right to obtain substantially all economic benefits from the asset; and if the Company has the right to direct use of the underlying asset. When determining if a contract has an identified asset, the Company considers both explicit and implicit assets, and whether the supplier has the right to substitute the asset. When determining if the Company has the right to direct the use of an underlying asset, the Company considers if they have the right to direct how and for what purpose the asset is used throughout the period of use and if they control the decision-making right over the asset.

The Company’s lease terms may include options to extend or terminate the lease. The Company exercises judgment to determine the term of those leases when extension or termination options are present and include such options in the calculation of the lease term when it is reasonably certain that it will exercise those options.

The Company has elected to include both lease and non-lease components in the determination of lease payments. Payments made to a lessor for items such as taxes, insurance, common area maintenance, or other costs commonly referred to as executory costs, are also included in lease payments if they are fixed. The fixed portion of these payments are included in the calculation of the lease liability, while any variable portion would be recognized as variable lease expenses, when incurred. Variable payments made to third parties for these, or similar costs, such as utilities, are not included in the calculation of lease payments.

At commencement, lease-related assets and liabilities are measured at the present value of future lease payments over the lease term. As most of the Company’s leases do not provide an implicit rate, the Company exercises judgment in determining the incremental borrowing rate based on the information available at when the lease commences to measure the present value of future payments.

Operating lease expense is recognized on a straight-line basis over the lease term. Finance lease cost includes amortization, which is recognized on a straight-line basis over the expected life of the leased asset, and interest expense, which is recognized following an effective interest rate method.

Operating leases are included in other assets, current operating lease obligations, and operating lease obligations (less current portion) on the Company’s balance sheet. Finance leases are included in financing lease, right-of-use assets and current and long-term portion of finance lease obligations on the Company’s balance sheet. Short-term leases with an initial term of 12 months or less are not presented on the balance sheet with expense recognized as incurred.

The following table presents lease assets and liabilities and their balance sheet classification:

	June 30,
Classification	2025	2024
Operating Leases:
Right-of-use Asset	$362,968	$446,675
Current portion of operating lease obligation	$91,220	$75,061
Operating lease obligation, less current portion	$288,836	$380,056

Finance Leases:
Right-of-use Asset	$-	$546
Current portion of financing lease obligation	$-	$1,514
Financing lease obligation, less current portion	$-	$-

The components of lease expense for the years ended June 30, 2025, and 2024, are as follows:

	For the Years Ended June 30,
Classification	2025	2024
Operating lease cost	$133,118	$116,846
Finance Lease:
Amortization of lease assets	-	1,514
Interest on lease liabilities	-	166
Total finance lease cost	$-	$1,680

Supplemental disclosures of cash flow information related to leases were as follows:

	For the Years Ended June 30,
	2025	2024
Cash paid for operating lease liabilities	$124,472	$111,058

The weighted average lease term and discount rates are as follows:

June 30, 2025
Operating Leases:
Weighted average remaining lease term (years)	3.34
Weighted average discount rate	12%

Future payments due under leases reconciled to lease liabilities as follows:

Operating
Lease
For the Year Ending June 30:
2025	64,294
2026	133,910
2027	140,602
2028	122,010
Total undiscounted lease payments	460,816
Present value discount, less interest	(80,760)
Lease Liabilities	$380,056